Consolidated Balance Sheets - USD ($)	Jun. 30, 2016	Jun. 30, 2015
Current assets:
Cash and cash equivalents	$ 2,908,024	$ 1,643,920
Trade accounts receivable, net of allowance of $4,598 and $6,282	3,545,871	3,048,754
Inventories, net	3,836,809	3,181,377
Other receivables	209,172	253,880
Prepaid expenses and other assets	652,308	244,075
Total current assets	11,152,184	8,372,006
Property and equipment, net	4,370,045	4,275,552
Other assets	66,964	66,964
Total assets	15,589,193	12,714,522
Current liabilities:
Accounts payable	1,361,914	1,551,885
Accrued liabilities	328,144	84,039
Accrued payroll and benefits	1,356,255	842,506
Loan payable, current portion		51,585
Capital lease obligation, current portion	166,454	166,454
Total current liabilities	3,212,767	2,696,469
Capital lease obligation, less current portion	178,919	310,260
Deferred rent	548,202	512,679
Warrant liability	717,393	1,195,470
Total liabilities	4,657,281	4,714,878
Commitments and contingencies (Notes 11 and 12)
Stockholders' equity:
Preferred stock: Series D, $.01 par value, voting; 100,000 shares authorized; none issued and outstanding
Common stock: Class A, $.01 par value, voting; 34,500,000 shares authorized; 15,590,945 and 15,235,073 shares issued and outstanding	155,909	152,351
Additional paid-in capital	214,661,617	213,222,950
Accumulated other comprehensive income	126,108	50,680
Accumulated deficit	(204,011,722)	(205,426,337)
Total stockholders' equity	10,931,912	7,999,644
Total liabilities and stockholders' equity	$ 15,589,193	$ 12,714,522